Cover	Mar. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2023
Entity File Number	000-50472
Entity Registrant Name	New Frontier Energy, Inc.
Entity Central Index Key	0001140586
Entity Tax Identification Number	84-1530098
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	5764 North Orange Blossom Trail
Entity Address, Address Line Two	PMB6000
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32810
City Area Code	(929)
Local Phone Number	251-4907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false